Annual Total Returns [BarChart] - AB EQUITY INCOME FUND INC - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	3.46%
Annual Return 2012	13.66%
Annual Return 2013	27.67%
Annual Return 2014	10.00%
Annual Return 2015	(3.89%)
Annual Return 2016	11.28%
Annual Return 2017	17.22%
Annual Return 2018	(6.83%)
Annual Return 2019	24.52%
Annual Return 2020	4.21%